Condensed Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended		3 Months Ended		5 Months Ended		12 Months Ended
	Mar. 31, 2012 Successor Registrant		Dec. 31, 2011 Successor Registrant		Mar. 31, 2011 Predecessor Registrant		May 25, 2011 Predecessor Registrant		Dec. 31, 2010 Predecessor Registrant		Dec. 31, 2009 Predecessor Registrant
Revenues:
Satellite services	$ 25,827		$ 59,714		$ 26,634		$ 43,734		$ 105,781		$ 102,061
Broadband satellite services	2,320		7,433		3,186		5,190		12,910		12,384
Programming distribution services	3,690		7,563		2,808		4,786		10,071		10,594
Total revenues	31,837		74,710		32,628		53,710		128,762		125,039
Cost of satellite services	2,114	[1]	6,191	[1]	2,572	[1]	4,401	[1]	11,405	[1]	12,884	[1]
Cost of broadband satellite services	421	[1]	1,388	[1]	441	[1]	685	[1]	2,821	[1]	2,249	[1]
Cost of programming distribution services	1,848	[1]	4,393	[1]	1,555	[1]	2,625	[1]	5,387	[1]	5,331	[1]
Selling and administrative expenses	4,660	[1]	12,792	[1]	4,761	[1]	7,714	[1]	17,040	[1]	16,893	[1]
Depreciation and amortization	17,258		46,547		10,222		17,080		43,402		47,657
Recapitalization transactions expenses					8,846	[2]	28,766		16,443		3,324
Cost of services total	26,301		71,311		28,397		61,271		96,498		88,338
Operating income (loss)	5,536		3,399		4,231		(7,561)		32,264		36,701
Other (expenses) income:
Interest expense	(2,498)		(8,990)		(10,673)		(19,499)		(45,789)		(43,708)
Interest income	107		328		94		150		345		480
Foreign exchange (loss) gain - net	573		(1,461)		173		349		71		12
Income (loss) before income tax	3,718		(6,724)		(6,175)		(26,561)		(13,109)		(6,515)
Income tax expense	3,882		12,133		188		2,199		779		13,233
Net loss	(164)		(18,857)		(6,363)		(28,760)		(13,888)		(19,748)
Less: Net income (loss) attributable to noncontrolling interest	112		25		(7)		3		444		406
Net loss attributable to Satelites Mexicanos, S. A. de C. V.	$ (276)		$ (18,882)		$ (6,356)		$ (28,763)		$ (14,332)		$ (20,154)

[1]	Exclusive of depreciation and amortization shown separately below.
[2]	Recapitalization transactions expenses consist of cost incurred by Satmex as part of its activities to restructure its capital structure (including principally financial advisory, professional and regulatory fees)